Loans	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Loans
(4)	Loans

The following table presents the composition of loans, segregated by class of loans, as of December 31:

	2014	2013

Commercial and Agricultural
Commercial	$50,960,265	$48,107,448
Agricultural	16,689,444	10,665,938

Real Estate
Commercial Construction	51,258,970	52,738,783
Residential Construction	11,220,683	6,549,260
Commercial	332,230,847	341,783,538
Residential	203,752,620	206,257,927
Farmland	49,950,984	47,034,426

Consumer and Other
Consumer	22,820,314	25,675,560
Other	7,209,682	12,405,582

Total Loans	$746,093,809	$751,218,462

Commercial and agricultural loans are extended to a diverse group of businesses within the Company’s market area.  These loans are often underwritten based on the borrower’s ability to service the debt from income from the business.  Real estate construction loans often require loan funds to be advanced prior to completion of the project.  Due to uncertainties inherent in estimating construction costs, changes in interest rates and other economic conditions, these loans often pose a higher risk than other types of loans.  Consumer loans are originated at the bank level.  These loans are generally smaller loan amounts spread across many individual borrowers to help minimize risk.

Credit Quality Indicators.  As part of the ongoing monitoring of the credit quality of the loan portfolio, management tracks certain credit quality indicators including trends related to (1) the risk grade assigned to commercial and consumer loans, (2) the level of classified commercial loans, (3) net charge-offs, (4) nonperforming loans, and (5) the general economic conditions in the Company’s geographic markets.

The Company uses a risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 8.  A description of the general characteristics of the grades is as follows:

•	Grades 1 and 2 - Borrowers with these assigned grades range in risk from virtual absence of risk to minimal risk. Such loans may be secured by Company-issued and controlled certificates of deposit or properly margined equity securities or bonds. Other loans comprising these grades are made to companies that have been in existence for a long period of time with many years of consecutive profits and strong equity, good liquidity, excellent debt service ability and unblemished past performance, or to exceptionally strong individuals with collateral of unquestioned value that fully secures the loans. Loans in this category fall into the “pass” classification.

•	Grades 3 and 4 - Loans assigned these “pass” risk grades are made to borrowers with acceptable credit quality and risk. The risk ranges from loans with no significant weaknesses in repayment capacity and collateral protection to acceptable loans with one or more risk factors considered to be more than average.

•	Grade 5 - This grade includes “special mention” loans on management’s watch list and is intended to be used on a temporary basis for pass grade loans where risk-modifying action is intended in the short-term.

•	Grade 6 - This grade includes “substandard” loans in accordance with regulatory guidelines. This category includes borrowers with well-defined weaknesses that jeopardize the payment of the debt in accordance with the agreed terms. Loans considered to be impaired are assigned this grade, and these loans often have assigned loss allocations as part of the allowance for loan and lease losses. Generally, loans on which interest accrual has been stopped would be included in this grade.

•	Grades 7 and 8 - These grades correspond to regulatory classification definitions of “doubtful” and “loss,” respectively. In practice, any loan with these grades would be for a very short period of time, and generally the Company has no loans with these assigned grades. Management manages the Company’s problem loans in such a way that uncollectible loans or uncollectible portions of loans are charged off immediately with any residual, collectible amounts assigned a risk grade of 6.

The following tables present the loan portfolio by credit quality indicator (risk grade) as of December 31. Those loans with a risk grade of 1, 2, 3 or 4 have been combined in the pass column for presentation purposes.

2014	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$46,230,110	$2,905,361	$1,824,794	$50,960,265
Agricultural	16,504,404	27,101	157,939	16,689,444

Real Estate
Commercial Construction	45,063,306	1,740,488	4,455,176	51,258,970
Residential Construction	11,220,683	-	-	11,220,683
Commercial	309,828,039	11,220,166	11,182,642	332,230,847
Residential	180,549,640	10,582,704	12,620,276	203,752,620
Farmland	47,548,106	414,521	1,988,357	49,950,984

Consumer and Other
Consumer	22,114,932	248,997	456,385	22,820,314
Other	7,012,405	-	197,277	7,209,682

Total Loans	$686,071,625	$27,139,338	$32,882,846	$746,093,809

2013

Commercial and Agricultural
Commercial	$41,759,281	$2,770,284	$3,577,883	$48,107,448
Agricultural	10,637,705	16,830	11,403	10,665,938

Real Estate
Commercial Construction	42,668,320	1,512,301	8,558,162	52,738,783
Residential Construction	6,341,530	207,730	-	6,549,260
Commercial	317,567,749	10,759,954	13,455,835	341,783,538
Residential	182,977,361	13,523,478	9,757,088	206,257,927
Farmland	44,776,355	507,122	1,750,949	47,034,426

Consumer and Other
Consumer	24,608,175	320,473	746,912	25,675,560
Other	12,356,116	711	48,755	12,405,582

Total Loans	$683,692,592	$29,618,883	$37,906,987	$751,218,462

A loan’s risk grade is assigned at the inception of the loan and is based on the financial strength of the borrower and the type of collateral.  Loan risk grades are subject to reassessment at various times throughout the year as part of the Company’s ongoing loan review process.  Loans with an assigned risk grade of 6 or below and an outstanding balance of $250,000 or more are reassessed on a quarterly basis.  During this reassessment process individual reserves may be identified and placed against certain loans which are not considered impaired.

In assessing the overall economic condition of the markets in which it operates, the Company monitors the unemployment rates for its major service areas.  The unemployment rates are reviewed on a quarterly basis as part of the allowance for loan loss determination.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due.  Generally, loans are placed on nonaccrual status if principal or interest payments become 90 days past due or when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provision.  Loans may be placed on nonaccrual status regardless of whether such loans are considered past due.

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of December 31:

	Accruing Loans
2014	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Agricultural
Commercial	$872,321	$-	$872,321	$405,398	$49,682,546	$50,960,265
Agricultural	-	-	-	44,605	16,644,839	$16,689,444

Real Estate
Commercial Construction	141,850	-	141,850	3,251,290	47,865,830	$51,258,970
Residential Construction	-	-	-	-	11,220,683	$11,220,683
Commercial	2,309,114	-	2,309,114	5,325,047	324,596,686	$332,230,847
Residential	5,782,701	-	5,782,701	7,461,507	190,508,412	$203,752,620
Farmland	281,967	-	281,967	1,449,226	48,219,791	$49,950,984

Consumer and Other
Consumer	313,424	6,642	320,066	201,695	22,298,553	$22,820,314
Other	-	-	-	195,497	7,014,185	$7,209,682

Total Loans	$9,701,377	$6,642	$9,708,019	$18,334,265	$718,051,525	$746,093,809

2013

Commercial and Agricultural
Commercial	$581,281	$-	$581,281	$1,646,418	$45,879,749	$48,107,448
Agricultural	81,036	-	81,036	-	10,584,902	10,665,938

Real Estate
Commercial Construction	139,826	-	139,826	8,221,745	44,377,212	52,738,783
Residential Construction	-	-	-	-	6,549,260	6,549,260
Commercial	2,287,341	-	2,287,341	7,366,703	332,129,494	341,783,538
Residential	5,273,586	-	5,273,586	4,933,420	196,050,921	206,257,927
Farmland	350,718	-	350,718	1,629,611	45,054,097	47,034,426

Consumer and Other
Consumer	453,580	3,991	457,571	307,456	24,910,533	25,675,560
Other	198,451	-	198,451	9,146	12,197,985	12,405,582

Total Loans	$9,365,819	$3,991	$9,369,810	$24,114,499	$717,734,153	$751,218,462

During its review of impaired loans, the Company determined the majority of its exposures on these loans were known losses.  As a result, the exposures were charged off, reducing the specific allowances on impaired loans.  Had nonaccrual loans performed in accordance with their original contractual terms, the Company would have recognized additional interest income of approximately $591,900, $968,700 and $1,634,600 for the years ended December 31, 2014, 2013 and 2012, respectively.

The following table details impaired loan data as of December 31, 2014:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$310,447	$308,817	$-	$679,267	$9,248	$17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,573,141	3,463,502	-	3,376,033	13,111	12,833
Commercial Real Estate	17,129,876	16,227,379	-	18,350,015	462,355	474,936
Residential Real Estate	9,136,987	7,600,073	-	5,690,573	312,024	306,859
Farmland	1,450,759	1,449,226	-	949,003	(8,518)	17,273
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	38,059,962	29,490,794	-	29,505,144	802,520	859,046

With An Allowance Recorded
Commercial	96,580	96,580	96,580	419,464	(299)	-
Agricultural	-	-	-	-	-	-
Commercial Construction	207,308	136,369	53,947	1,528,817	375	375
Commercial Real Estate	6,135,238	6,135,238	456,941	6,415,086	60,629	50,468
Residential Real Estate	2,072,919	2,065,158	414,684	1,829,102	84,177	86,472
Farmland	396,048	396,048	28,962	529,555	13,077	12,210
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	8,908,093	8,829,393	1,051,114	10,722,024	157,959	149,525

Total
Commercial	407,027	405,397	96,580	1,098,731	8,949	17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,780,449	3,599,871	53,947	4,904,850	13,486	13,208
Commercial Real Estate	23,265,114	22,362,617	456,941	24,765,101	522,984	525,404
Residential Real Estate	11,209,906	9,665,231	414,684	7,519,675	396,201	393,331
Farmland	1,846,807	1,845,274	28,962	1,478,558	4,559	29,483
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	$46,968,055	$38,320,187	$1,051,114	$40,227,168	$960,479	$1,008,571

The following table details impaired loan data as of December 31, 2013:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$305,272	$305,272	$-	$216,057	$24,494	$25,193
Agricultural	-	-	-	9,803	-	-
Commercial Construction	7,856,411	4,750,157	-	4,105,370	34,908	41,164
Commercial Real Estate	20,120,403	19,252,946	-	13,198,988	493,940	503,392
Residential Real Estate	7,836,718	6,361,592	-	4,564,666	224,439	209,330
Farmland	302,629	302,629	-	1,858,654	803	869
Consumer	313,194	307,456	-	252,944	18,469	21,109
Other	9,146	9,146	-	2,287	556	575

	36,743,773	31,289,198	-	24,208,769	797,609	801,632

With An Allowance Recorded
Commercial	1,452,798	1,452,798	433,714	1,689,125	14,845	20,748
Agricultural	-	-	-	-	-	-
Commercial Construction	5,922,674	3,471,587	830,546	5,025,176	(159)	-
Commercial Real Estate	5,874,473	5,874,473	423,685	11,072,314	157,536	148,495
Residential Real Estate	1,949,301	1,849,301	526,005	3,661,706	25,739	24,414
Farmland	1,326,982	1,326,982	85,500	663,903	44,638	46,930
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	16,526,228	13,975,141	2,299,450	22,112,224	242,599	240,587

Total
Commercial	1,758,070	1,758,070	433,714	1,905,182	39,339	45,941
Agricultural	-	-	-	9,803	-	-
Commercial Construction	13,779,085	8,221,744	830,546	9,130,546	34,749	41,164
Commercial Real Estate	25,994,876	25,127,419	423,685	24,271,302	651,476	651,887
Residential Real Estate	9,786,019	8,210,893	526,005	8,226,372	250,178	233,744
Farmland	1,629,611	1,629,611	85,500	2,522,557	45,441	47,799
Consumer	313,194	307,456	-	252,944	18,469	21,109
Other	9,146	9,146	-	2,287	556	575

	$53,270,001	$45,264,339	$2,299,450	$46,320,993	$1,040,208	$1,042,219

Troubled Debt Restructurings (TDRs) are troubled loans on which the original terms of the loan have been modified in favor of the borrower due to deterioration in the borrower’s financial condition.  Each potential loan modification is reviewed individually and the terms of the loan are modified to meet the borrower’s specific circumstances at a point in time.  Not all loan modifications are TDRs.  Loan modifications are reviewed and approved by the Company’s senior lending staff, who then determine whether the loan meets the criteria for a TDR.  Generally, the types of concessions granted to borrowers that are evaluated in determining whether a loan is classified as a TDR include:

•	Interest rate reductions - Occur when the stated interest rate is reduced to a nonmarket rate or a rate the borrower would not be able to obtain elsewhere under similar circumstances.

•	Amortization or maturity date changes - Result when the amortization period of the loan is extended beyond what is considered a normal amortization period for loans of similar type with similar collateral.

•	Principal reductions - These are often the result of commercial real estate loan workouts where two new notes are created. The primary note is underwritten based upon our normal underwriting standards and is structured so that the projected cash flows are sufficient to repay the contractual principal and interest of the newly restructured note. The terms of the secondary note vary by situation and often involve that note being charged off, or the principal and interest payments being deferred until after the primary note has been repaid. In situations where a portion of the note is charged off during modification, there is often no specific reserve allocated to those loans. This is due to the fact that the amount of the charge-off usually represents the excess of the original loan balance over the collateral value and the Company has determined there is no additional exposure on those loans.

As discussed in Note 1, Summary of Significant Accounting Policies, once a loan is identified as a TDR, it is accounted for as an impaired loan.  The Company had no unfunded commitments to lend to a customer that has a troubled debt restructured loan as of December 31, 2014.  The following tables present the number of loan contracts restructured during the 12 months ended December 31, 2014 and the pre- and post-modification recorded investment as well as the number of contracts and the recorded investment for those TDRs modified during the previous 12 months which subsequently defaulted during the period.  Loans modified in a troubled debt restructuring are considered to be in default once the loan becomes 90 days past due.

Troubled Debt Restructurings

2014	# of Contracts	Pre-Modification	Post-Modification

Farmland	1	$400,778	$400,778
Commercial Construction	1	349,976	349,976
Commercial Real Estate	1	1,771,395	1,775,407
Residential Real Estate	1	49,194	49,194

Total Loans	4	$2,571,343	$2,575,355

2013

Commercial	1	$83,748	$81,277
Commercial Construction	2	228,633	225,959
Commercial Real Estate	1	225,852	225,852
Residential Real Estate	4	1,885,700	1,764,399

Total Loans	8	$2,423,933	$2,297,487

2012

Commercial	1	$107,749	$107,749
Commercial Real Estate	1	56,835	56,835
Residential Real Estate	5	1,082,585	1,079,614

Total Loans	7	$1,247,169	$1,244,198

Troubled debt restructurings that subsequently defaulted as of December 31 are as follows:

	2014		2013		2012
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Commercial	-	$-	1	$81,277	-	$-
Commercial Real Estate	-	-	-	-	1	203,291
Residential Real Estate	-	-	-	-	1	10,000

Total Loans	-	$-	1	$81,277	2	$213,291

At December 31, 2014, all restructured loans were performing as agreed.  During 2013 and 2012, restructured loans totaling $81,277 and $10,000 failed to continue to perform as agreed and were charged off in August 2013 and January 2012, respectively.